Investments - Composition of the Fair Values of Invetments by Credit Rating (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
Wellington Funds | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	99.00%	37.00%
York Fund | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	1.00%	1.00%
Equity and commodity structured notes | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	0.00%	62.00%
Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair Value	$ 3,244.9	$ 2,050.9
Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
Short-Term Investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair Value	$ 49.0	$ 257.0
Short-Term Investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
AAA | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair Value	$ 399.5	$ 269.1
AAA | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	12.00%	13.00%
AAA | Short-Term Investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair Value	$ 0.0	$ 23.1
AAA | Short-Term Investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	0.00%	9.00%
AA | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair Value	$ 1,119.0	$ 775.6
AA | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	35.00%	38.00%
AA | Short-Term Investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair Value	$ 49.0	$ 232.9
AA | Short-Term Investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	100.00%	91.00%
A | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair Value	$ 1,145.8	$ 622.3
A | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	35.00%	30.00%
A | Short-Term Investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair Value	$ 0.0	$ 1.0
A | Short-Term Investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
BBB | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair Value	$ 573.6	$ 383.9
BBB | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	18.00%	19.00%
BB | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair Value	$ 7.0	$ 0.0
BB | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration Risk, Percentage	0.00%	0.00%